Subsequent Event (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	May 09, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)		1,438,278	357,602
Treasury stock, value, acquired, cost method		$ 22.1	$ 5.0
Weighted average price per share, inclusive of commissions (in dollars per share)		$ 15.37	$ 13.93
Subsequent Event
Subsequent Event [Line Items]
Treasury stock, shares, acquired (in shares)	1,217,145
Treasury stock, value, acquired, cost method	$ 19.4
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 15.95